CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
CONDENSED STATEMENTS OF OPERATIONS
Formation and operating costs	$ 1,018,418	$ 1,456,685
Loss from operations	(1,018,418)	(1,456,685)
Other income/(expense)
Unrealized gain on change in fair value of warrants	951,443	9,341,215
Transaction costs allocated to warrant liabilities		(820,691)
Interest income	26,454	60,383
Total other income	977,897	8,580,907
Net Income (loss)	$ (40,521)	$ 7,124,222
Basic weighted average shares outstanding, Class A common stock subject to possible redemption (in shares)	34,500,000	27,549,451
Diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in shares)	34,500,000	27,549,451
Basic net income (loss) per share, Class A common stock subject to possible redemption (in dollar per share)	$ 0.00	$ 0.20
Diluted net income (loss) per share, Class A common stock subject to possible redemption (in dollar per share)	$ 0.00	$ 0.20
Basic weighted average shares outstanding - Class A and Class B non-redeemable common stock (in shares)	8,625,000	8,381,868
Diluted weighted average shares outstanding - Class A and Class B non-redeemable common stock (in shares)	8,625,000	8,381,868
Basic net income (loss) per share, common stock (in Dollar per share)	$ 0.00	$ 0.20
Diluted net income (loss) per share, common stock (in Dollar per share)	$ 0.00	$ 0.20